Stock Purchase Plan and Preferred Stock (Details Textual) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 01, 2006 USD ($) vote $ / shares shares	Dec. 31, 2015 USD ($) employee shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares
Stock Purchase Plan and Preferred Stock (Textual) [Abstract]
Employees contributed to company's ESOP | employee		34,561
Participants percentage contribution on a pretax basis only of their annual compensation (up to the lesser of)		20.00%
Percentage of matching contribution to ESOP Plan by employer		100.00%
Percentage of eligible contribution plan up to which employer contributes (up to)		6.00%
Company contributions to ESOP on behalf of participating employees representing amounts authorized by employees to be withheld from their earnings on pre-tax basis		$ 120,514	$ 109,036	$ 97,381
Company's matching contributions to the ESOP		$ 80,356	$ 74,574	$ 67,428
Employee stock ownership plan common stock shares held in ESOP (in shares) | shares		11,333,455
Percentage of total voting shares outstanding held by the ESOP		12.30%
Employee stock ownership plan ESOP series 2 preferred stock contributed to ESOP (in shares) | shares	500,000
Employee stock ownership plan ESOP series 2 preferred stock par value (in dollars per share) | $ / shares	$ 0
Cumulative quarterly dividends per share on convertible serial preferred stock (in usd per share) | $ / shares	$ 11.25
Value of Series 2 Preferred stock issued to ESOP	$ 500,000
Amount borrowed for acquisition of Series 2 Preferred stock	$ 500,000
Interest rate on amount borrowed for acquisition of Series 2 Preferred stock (percentage)	5.50%
Term for payment of borrowed amount for acquisition of Series 2 Preferred stock in equal quarterly payments (in years)	10 years
Number of votes for each Series 2 Preferred share under ESOP | vote	1
Allocated or committed to be released shares of Series 2 Preferred stock outstanding (in shares) | shares		0	0	0
Number of redeemed shares of Series 2 Preferred stock | shares			40,406,000	60,681,000
Fair value of Series 2 Preferred stock				$ 86,309